Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
YY Circle (SG) Pte Ltd [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	June 13, 2019
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Manpower Contracting Services
Hong Ye Group Pte Ltd [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	December 28, 2010
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	1. Employment Agencies 2. General Cleaning Services
YY Circle Sdn Bhd [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	July 22, 2022
Jurisdiction of Formation	Malaysia
Percentage of direct/indirect Economic Ownership	90.00%
Principal Activities	Manpower outsourcing with information technology solution, as well as, general cleaning services
Hong Ye Maintenance (MY) Sdn Bhd [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	November 8, 2022
Jurisdiction of Formation	Malaysia
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	General cleaning services
YY Circle (AU) Pty Ltd [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	June 14, 2023
Jurisdiction of Formation	Australia
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Employment Placement and Recruitment Services
YY Circle (Vietnam) Company Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	February 6, 2024
Jurisdiction of Formation	Vietnam
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Management consulting service and Employment service activities
YY Circle (Cambodia) Co Ltd [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	July 9, 2024	[1]
Jurisdiction of Formation	Cambodia	[1]
Percentage of direct/indirect Economic Ownership	50.00%	[1]
Principal Activities	Manpower Contracting Services	[1]
YYCIRCLE Human Resources Consultancies [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	July 15, 2024
Jurisdiction of Formation	UAE
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Manpower Contracting Services
YY Circle (Korea) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	July 29, 2024
Jurisdiction of Formation	Korea
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Manpower Contracting Services
Mediaplus Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	July 29, 2024
Jurisdiction of Formation	BVI
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Information Technology Consultancy (Except Cybersecurity)
YY Circle (UK) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	August 3, 2024
Jurisdiction of Formation	UK
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Manpower Contracting Services
YY Circle (Perth) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	October 15, 2024
Jurisdiction of Formation	Australia
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Manpower Contracting Services
YY Smart Tech Pte Ltd [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	December 2, 2024
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	80.00%
Principal Activities	Development of software and applications and applications (Except games and cybersecurity)
YY Circle (Netherlands) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	December 18, 2024
Jurisdiction of Formation	Netherlands
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Manpower Contracting Services

[1]	There is only one sole director who is assigned by YY Circle (SG) Pte. Ltd. Therefore, the Company has the control right over YY Circle (Cambodia) Co Ltd